Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) Charterer
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident	$ 1,000,000
Estimated loss contingencies	19
Non-cancelable time charter contract revenue, 2024	4,038
Total contractual obligation	2,750
Contractual obligation due in 2024	1,375
Contractual obligation due in 2025	$ 1,375
Outstanding Amounts from Disputes with Charterers [Member]
Commitments and Contingencies [Abstract]
Number of charterers with payment disputes | Charterer	2
Allowances for doubtful accounts	$ 170
Outstanding Amounts from Disputes with Charterers [Member] | Prepaid Expenses and Other Assets, Net [Member]
Commitments and Contingencies [Abstract]
Amounts outstanding from disputes	$ 236